COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
COMMITMENTS AND CONTINGENCIES.
Rent expense	$ 34,000	$ 49,000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	34,067	43,826
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$ 67,791	$ 36,361